As filed with the Securities and Exchange Commission on May 25, 2007
                                     Investment Company Act File Number 811-4922


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                   CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1: SCHEDULE OF INVESTMENTS

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
MARCH 31, 2007
(UNAUDITED)
===============================================================================


                                                                                                                     Ratings (a)
                                                                                                                   ----------------
  Face                                                                            Maturity   Current    Value              Standard
 Amount                                                                             Date    Coupon (b) (Note 1)    Moody's & Poor's
--------                                                                           -----    ---------- --------    ------- --------
Put Bond (c) (2.21%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000 Plaquemines, LA Port, Harbor & Terminal District Port Facility RB
            (Chevron Pipeline Company Poject) - Series 1984
            Guaranteed by Chevron Corporation                                    08/31/07     3.85%   $  5,000,000    P-1      A-1+
-----------                                                                                           ------------
  5,000,000 Total Put Bond                                                                               5,000,000
-----------                                                                                           ------------
Tax Exempt Commercial Paper (6.86%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,015,000 Miami-Dade County, FL
            Miami International Aviation - Series A
            LOC BNP Paribas/Dexia CLF                                            06/01/07     3.60%   $  5,013,375    P-1      A-1+
  3,000,000 Port of Oakland, CA - Series E
            LOC BNP Paribas/Lloyds TSB Bank PLC                                  06/01/07     3.50       3,000,000    P-1      A-1+
  2,500,000 Port of Oakland, CA - Series E
            LOC BNP Paribas/Lloyds TSB Bank PLC                                  04/04/07     3.48       2,500,000    P-1      A-1+
  2,000,000 Regents of the University of California                              06/05/07     3.50       2,000,000    P-1      A-1+
  3,000,000 Regents of the University of California - Series A                   06/05/07     3.45       3,000,000    P-1      A-1+
-----------                                                                                           ------------
 15,515,000 Total Tax Exempt Commercial Paper                                                           15,513,375
-----------                                                                                           ------------
Tax Exempt General Obligation Notes & Bonds (10.06%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000 California Statewide Communities Development Authority RB
            TRAN Series 2006 A-1
            Insured by FSA 14%                                                   06/29/07     4.50%   $  4,008,568   MIG-1     SP-1+
  4,000,000 Los Angeles, CA TRAN  - Series 2006-2007                             06/29/07     4.50       4,007,100   MIG-1     SP-1+
  2,000,000 Menomonie, WI Aera School District (d)                               09/04/07     3.70       2,000,653
  2,700,000 Mountain View, Los Altos,CA Unified High School District TRAN
            (Santa Clara County) - Series 2006                                   07/10/07     4.50       2,706,209             SP-1+
  5,000,000 State of California                                                  08/31/07     4.50       5,013,051   MIG-1     SP-1+
  5,000,000 State of Texas TRAN - Series 2005                                    08/31/07     3.50       5,018,885   MIG-1     SP-1+
-----------                                                                                           ------------
 22,700,000 Total Tax Exempt General Obligation Notes & Bonds                                           22,754,466
-----------                                                                                           ------------
Variable Rate Demand Instruments (e) (80.19%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000 ABN AMRO MuniTOPs Certificates Trust
            (California Non-AMT) Single Asset-Series 2003-2 (Relating to Sequoia
            Union High School District(San Mateo,CA)GO Election 2001,Series 2003)
            Insured by MBIA Insurance Corporation                                01/01/10     3.65%   $  5,000,000  VMIG-1
  3,000,000 ABN AMRO MuniTOPs Certificates Trust
            California Non-AMT) Single Asset - Series 2004-26 (Relating to Simi
            Valley UFSD, (Ventura County, CA) GO Election 2004, - Series 2004 A
            Insured by MBIA Insurance Corporation                                08/01/12     3.66       3,000,000  VMIG-1
  9,840,000 Alameda-Contra Costa, CA Schools Financing Authority
            (Capital Improvement Financing Project) - Series K
            LOC KBC Bank, N.V.                                                   08/01/32     3.52       9,840,000             A-1
  5,200,000 California Association for Bay Area Government Nonprofit Corp.
            (Valley Christian Schools)
            LOC Bank of America, N.A.                                            11/01/32     3.54       5,200,000  VMIG-1
  1,210,000 California HFFA RB (Adventist Hospital) - Series A
            LOC U.S. Bank, N.A.                                                  08/01/21     3.52       1,210,000  VMIG-1     A-1+
  1,000,000 California PCFA Pollution Control Refunding RB
            (Pacific Gas and Electric Company) 1996 - Series C
            LOC JP Morgan Chase Bank                                             11/1/26      3.66       1,000,000             A-1+
  6,900,000 California State Department of Water Resources
            Power Supply RB - Series 2002 C-15
            LOC Bank of Nova Scotia                                              05/01/22     3.55       6,900,000  VMIG-1     A-1+
  1,635,000 California State Department of Water Resources
            Power Supply RB - Series 2005 F-5
            LOC Dexia CLF                                                        05/01/22     3.49       1,635,000  VMIG-1     A-1+
 10,000,000 California State Department of Water Resources
            Power Supply RB - Series 2002B-5
            LOC JP Morgan Chase Bank California Teachers Retirement System       05/01/22     3.49      10,000,000  VMIG-1     A-1+
 11,000,000 California State GO Bonds (Kindergarten University Public Education
            Facilities - Series 2004A)
            LOC BNP Paribas/Bank of New York/California State Teachers Retirement
            System                                                               05/01/33     3.50      11,000,000  VMIG-1     A-1+
  5,000,000 California UBS Muni Custodial Residual                               06/01/14     3.71       5,000,000             A-1+
  4,480,000 California Statewide Communities Development Authority RB
            (Japanese American Museum) - Series 2000A
            LOC Allied Irish Banks PLC                                           08/01/30     3.60       4,480,000             A-1
  1,320,000 Carlsbad, CA MHRB
            (Santa Fe Ranch Apartments Project) - Series 1993 A
            Guaranteed by Federal Home Loan Mortgage Corporation                 06/01/16     3.56       1,320,000  VMIG-1
  3,000,000 City & County of San Francisco, CA Financial Corporation
            (Moscone Center Expansion Project) - Series 2001-1
            Insured by AMBAC Assurance Corporation                               04/01/30     3.50       3,000,000  VMIG-1     A-1+
  1,500,000 City of Pulaski and Giles, TN IDRB
            (Martin Methodist College Program) - Series 2004
            LOC Amsouth Bank                                                     01/01/24     3.68       1,500,000  VMIG-1
  1,020,000 Colton, CA Redevelopment Agency 1985 Issue - Series A
            LOC  Federal Home Loan Bank                                          05/01/10     3.55       1,020,000             A-1+
  3,840,000 Connecticut State Health & Education Facility
            LOC Yale University                                                  07/01/29     3.56       3,840,000  VMIG-1     A-1+
  1,100,000 Dublin, CA MHRB (Park Sierra at Iron Horse Trail) - Series 1998A
            LOC KBC Bank, N.V.                                                   06/01/28     3.62       1,100,000  VMIG-1
  4,400,000 The Eagle Tax-Exempt Trust, J Series 20060041 Class A COPs
            (San Diego UFSD 2004 GO Bonds)
            Insured by FSA                                                       07/01/29     3.69       4,400,000             A-1+
  1,000,000 Irvine Ranch, CA Water District #182 - Series A
            LOC Landesbank Hessen Thurigen Girozentrale                          11/15/13     3.65       1,000,000             A-1+
    900,000 Irvine Ranch, CA Water District
            (Sewer Improvement Bond # 284) - Series 1988A
            LOC Landesbank Hessen Thurigen Girozentrale                          11/15/13     3.65        900,000              A-1+
  1,242,000 Irvine, CA Assessment District No. 03-19 Series A
            LOC Bank of New York/California State Teachers Retirement System     09/02/29     3.61      1,242,000   VMIG-1
    900,000 Lancaster County, NE Hospital Authority No. 1 HRB
            (Bryan Lgh Medical Center Project)
            LOC AMBAC Assurance Corporation                                      06/01/18     3.79        900,000   VMIG-1
  9,350,000 Lehman Municipal Trust Receipts, Series 2006 FR/RI-K54
            (Relating to Harbor Department of the City of Los Angeles, CA RB
            2006 Series D)
            Insured by MBIA Insurance Corporation                                08/01/26     3.64      9,350,000              A-1
  1,660,000 Los Angeles, CA
            (Department of Water and Power System) - Series 2001-B               07/01/35     3.61      1,660,000   VMIG-1     A-1+
  5,000,000 Los Angeles, CA
            (Department of Water and Power System) - Series 2002 A-6             07/01/35     3.55      5,000,000   VMIG-1     A-1+
  3,300,000 Los Angeles, CA Housing Authority MHRB
            (Malibu Meadows Project) - Series 1998B
            Collateralized by Federal National Mortgage Association              04/15/28     3.57      3,300,000              A-1+
  3,000,000 Los Angeles, CA Harbor Lehman Municipal
            LOC MBIA Insured                                                     08/01/28     3.69      3,000,000              A-1
  1,200,000 Ontario CA ID IDRB (L.D. Brinkman & Company Project)
            LOC Bank of America, N.A.                                            04/01/15     3.69      1,200,000     P-1
  3,000,000 Orange County, CA Apartments Development RB
            (Bear Brand Apartments Project) - Series 1985Z
            Guaranteed by Federal Home Loan Mortgage Corporation                 11/01/07     3.55      3,000,000   VMIG-1
  1,200,000 Orange County, CA Apartments Development RB
            (Niguel Summit 1) Series A
            Guaranteed by Federal Home Loan Mortgage Corporation                 11/01/09     3.56      1,200,000   VMIG-1
  1,000,000 Orange County, CA Improvement Bonds
            (Irvine Coast Assessment District # 88-1)
            LOC KBC Bank                                                         09/02/18     3.68      1,000,000   VMIG-1    A-1+
  1,000,000 Orange County, CA Sanitation District COPs - Series 2006             02/01/36     3.55      1,000,000   VMIG-1    A-1+
  1,000,000 Palm Beach County, FL RB - Series 1995
            (Norton Gallery and School of Art, Inc Project)
            LOC Northern Trust                                                   05/01/25     3.69      1,000,000             A-1+
  2,000,000 P-FLOATS Series PA-625 (Puerto Rico Commonwealth Public
            Improvement Refunding) GO - Series 1993
            Insured by AMBAC Assurance Corporation                               07/01/10     3.64      2,000,000             A-1+
  4,895,000 P-FLOATS Series PA-78(Puerto Rico Infrastructure Financing Authority
            Special Obligation Bonds 2000) - Series A                            10/01/19     3.64      4,895,000             A-1+
  2,270,000 Puerto Rico Commonwealth Infrastructure Financing
            Authority Special Obligation Bonds - Series 20010
            LOC US Government                                                    04/01/27     3.66      2,270,000             A-1+
  6,375,000 Putters - Series 1080 (Anaheim, CA Public Finance Authority RB
            (City of Anaheim Electronic System Distribution Facility)-Series 1999
            Insured by AMBAC Assurance Corporation                               10/01/13     3.65      6,375,000     P-1     A-1+
  1,000,000 Putters-Series 1435(Relating to the Trustees of the California State
            University System wide Revenue Bond) - Series 2005 C
            Insured by MBIA Insurance Corporation                                11/01/13     3.65      1,000,000             A-1
  1,000,000 Richardson Independent School District,Dallas County, TX-Series 2000
            Guaranteed by Texas Permanent School Fund                            08/15/24     3.65      1,000,000   VMIG-1    A-1+
  2,000,000 ROCs II-R Trust -Series 185 (Commonwealth of Puerto Rico Improvement
            Bonds of 2003 - Series A)
            Insured by FGIC                                                      07/01/16     3.68      2,000,000   VMIG-1
  3,295,000 Sacramento County, CA MHRB (Smoketree Apartments) - Series 1990A
            Collateralized by Federal National Mortgage Association              04/15/10     3.55      3,295,000             A-1+
  2,200,000 San Bernadino County, CA COPs
            (County Center Refinancing Project) - Series 1996
            LOC BNP Paribas                                                      07/01/15     3.56      2,200,000   VMIG-1    A-1+
  2,800,000 San Diego, CA COPs (San Diego Museum of Art)
            LOC Allied Irish Banks PLC                                           09/01/30     3.69      2,800,000   VMIG-1
  5,500,000 San Francisco, CA Redevelopment Agency of City & County
            (Filmore Center) - Series A1
            Guaranteed by Federal Home Loan Mortgage Corporation                 12/01/17     3.60      5,500,000             A-1+
  9,100,000 Santa Clara County, CA Hospital Facility RB
            (1985 Valley Medical Center Project) - Series A
            LOC State Street Bank & Trust Company                                08/01/15     3.55      9,100,000   VMIG-1
  1,675,000 Santa Clara County, CA MHRB
            (Grove Garden Apartments) - Series 1997A
            Collateralized by Federal National Mortgage Association              02/15/27     3.57      1,675,000             A-1+
  1,000,000 Simi Valley, CA MHRB(Lincoln Wood Ranch) - Series 1990
            Guaranteed by Federal Home Loan Mortgage Corporation                 06/01/10     3.57      1,000,000             A-1+
    100,000 Societe Generale Municipal Securities Trust
            State of California Various Purpose GO Refunding Bonds
            Guaranteed by FGIC                                                   09/01/21     3.67        100,000             A-1+
  2,000,000 Southern California Public Power Authority
            (Southern Transmission Project) - Series 2000A
            Insured by FSA                                                       07/01/23     3.55      2,000,000   VMIG-1    A-1+
  4,000,000 The Eagle Tax Exempt Trust, J Series 720050084  Class A COPs
            (Relating to the Regents of the University of California
            Limited Project RB) - Series 2005B
            Insured by FSA                                                        5/15/07     3.69      4,000,000             A-1+
  3,000,000 TOCs (TICs/TOCs Trust - Series 2004-B) Relating to Golden State
            Tobacco Securitization Corporation Enhanced Tobacco Settlement
            Asset-Backed Bonds - Series 2003-B
            Insured by AMBAC Assurance Corporation                               06/01/28     3.65      3,000,000             A-1+
  1,000,000 TOCs (TICs/TOCs Trust - Series 2000-1) Relating to Puerto Rico
            Infrastructure Financing Authority Special Obligation Bonds 2000
            Series A
            Insured by FSA                                                       04/01/27     3.66      1,000,000             A-1+
  5,500,000 TOCs (TICs/TOCs Trust - Series 2001-1) Relating to placePuerto Rico
            Public Improvement Refunding Bonds, Series 2001
            Insured by FSA                                                       07/01/27     3.66      5,500,000             A-1+
  1,800,000 Vallejo, CA Housing Authority MHRB
            (Crow Western Project Phase II) - Series 1985C
            LOC Bank of America, N.A.                                            01/01/08     3.58      1,800,000   VMIG-1
  3,655,000 Vallejo, CA Public Fianancing Authority
            (Golf Course Facilities Financing Project) - Series 2001
            LOC Union Bank of California, N.A.                                   06/01/40     3.57      3,655,000             A-1+
-----------                                                                                         -------------
181,362,000 Total Variable Rate Demand Instruments                                                    181,362,000
-----------                                                                                         -------------
Variable Rate Demand Instruments - Private Placements (e) (0.94%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,595,000 Redevelopment Agency of the City of Morgan Hill
            (Kent Trust Project) - Series 1984B
            LOC Comerica Bank                                                    12/01/14     4.13% $   1,595,000     P-1     A-1

   530,000  Redevelopment Agency of the City of Morgan Hill
            (Nob Hill Venture Investments) - Series 1984
            LOC Wells Fargo Bank, N.A.                                           12/01/09     4.13        530,000     P-1     A-1+
----------                                                                                          --------------
 2,125,000  Total Variable Rate Demand Instruments - Private Placements                                 2,125,000
----------                                                                                          --------------
            Total Investments (100.26%) (cost $226,754,841)                                         226,754,840.74
            Liabilities in excess of cash and other assets (-0.26%)                                   (594,579.11)
                                                                                                    --------------
            Net Assets (100.00%)                                                                   $226,160,261.63
                                                                                                   ===============
            Net asset value, offering and redemption price per share:
              Class A Shares,         154,480,710  shares outstanding                                 $       1.00
                                                                                                      ============
              Class B Shares,         20,528,079   shares outstanding                                 $       1.00
                                                                                                      ============
              Advantage Shares,       51,278,620   shares outstanding                                 $       1.00
                                                                                                      ============


FOOTNOTES:
Note 1 Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either, a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated is the next put date.

(d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
   COPs  =   Certificates of Participation                           MHRB   =    Multi-Family Housing Revenue Bond
   FGIC  =   Financial Guaranty Insurance Company                    RB     =    Revenue Bond
   FSA   =   Financial Security Assurance                            PCFA   =    Pollution Control Finance Authority
   GO    =   General Obligation                                      TICs   =    Trust Inverse Certificates
   HFFA  =   Health Facility Finance Authority                       TOCs   =    Tender Option Certificates
   IDA   =   Industrial Development Authority                        TOPs   =    Tender Option Puts
   IDRB  =   Industrial Development Revenue Bond                     TRAN   =    Tax and Revenue Anticipation Notes
   LOC   =   Letter of Credit                                        UFSD   =    Unified placeSchool District



ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) California Daily Tax Free Income Fund, Inc.


By (Signature and Title)*        /s/Rosanne Holtzer
                                    Rosanne Holtzer, Secretary


Date: May 25, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, President

Date:  May 25, 2007

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer

Date:  May 25, 2007

* Print the name and title of each signing officer under his or her signature.